Investments (Net Realized Losses on Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Securities [Line Items]
Decrease (increase) in allowance for credit losses	$ (15,126)	$ 7,005
Recovery of specific allowance	1,677	0
Net realized losses on investments	(47,848)	(13,242)	$ (80,680)
Fixed Maturity Securities, Available For Sale
Gain (Loss) on Securities [Line Items]
Gross realized gains	139,819	10,167	305,170
Gross realized losses	(153,712)	(19,140)	(276,847)
Net credit loss (provision) release	(15,536)	(6,241)	(94,560)
Realized losses	(29,429)	(15,214)	(66,237)
Mortgage loans on real estate
Gain (Loss) on Securities [Line Items]
Decrease (increase) in allowance for credit losses	(15,126)	7,005	(15,447)
Recovery of specific allowance	1,677	0	712
Gain (loss) on sale of mortgage loans	(4,970)	(5,033)	292
Gain (loss) on mortgage loans	$ (18,419)	$ 1,972	$ (14,443)